Goodwin Procter LLP
Counselors at Law
135 Commonwealth Drive
Menlo Park, CA 94025
T: 650.752.3100
F: 650.853.1038

August 1, 2012

VIA SECURE E-MAIL

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Todd K. Schiffman, Assistant Director
Erin Purnell
Christian Windsor
Paul Cline
John Nolan

Re:	Xoom Corporation
Confidential Draft Registration Statement on Form S-1
Submitted June 28, 2012
CIK No. 0001315657

Ladies and Gentlemen:

This letter is submitted on behalf of Xoom Corporation (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”), as set forth in your letter dated July 25, 2012 addressed to John Kunze, President and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently submitting a revised draft of the Registration Statement (the “Revised Registration Statement”), including changes that respond to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to the Revised Registration Statement. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in the Revised Registration Statement.

General

1.	Prior to printing and distribution of the preliminary prospectus, please provide us with mock-ups of any pages that include any pictures or graphics to be presented.

Accompanying captions, if any, should also be provided. We may have comments after reviewing the material.

RESPONSE: The Company acknowledges the Staff’s comment and will provide mock-ups of pages that include pictures or graphics, including accompanying captions, as soon as they are finalized.

2.	Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company advises the Staff that neither the Company nor anyone authorized on behalf of the Company has provided written materials to potential investors in reliance on Section 5(d) of the Securities Act. The Company undertakes to provide the Staff with copies of such materials in the event they are provided to potential investors in the future.

In addition, the Company advises the Staff that no broker or dealer that is participating in this offering has published or distributed research reports about the Company in reliance on Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act. The Company undertakes to provide the Staff with copies of such reports in the event that they are published or distributed in the future.

3.	Please revise to specifically disclose if you have registered trademarks. To the extent you do, please revise the financial statements to provide appropriate disclosures.

RESPONSE: In response to the Staff’s comment, the Company has revised page 5 of the Revised Registration Statement to disclose the Company’s registered trademarks. The Company supplementally advises the Staff that its registered trademarks were not acquired and were created internally. The expenses related to registering its trademarks were not material and the Company has not capitalized any such expenses. As such, the Company does not believe that any financial statement disclosures are necessary.

4.	Please revise throughout the document to correctly identify unaudited information as such. For instance, the tabular presentation of key metrics on page 50 identifies the information for 2010 as unaudited.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 9-10, 50-51 and 53 of the Revised Registration Statement to more clearly identify unaudited information in the respective tables.

Prospectus Summary

Company Overview, page 1

5.	Please provide the basis for your statement that you are a “pioneer and leader in the online consumer-to-consumer international money transfer industry.”

RESPONSE: The Company supplementally advises the Staff that it is a “pioneer” in the online consumer-to-consumer international money transfer industry because it was one of the earliest market entrants. The Company began offering online consumer-to-consumer international money transfers in 2001, ahead of MoneyGram International, Inc. (“MoneyGram”) (whose offerings started in 2004), and close in time to The Western Union Company (“Western Union”) (whose offerings started in 2000).

In addition, the Company is a pioneer because it utilizes the latest technologies to provide customers with an innovative money transfer solution. For example, the Company uniquely processes instant money transfers through the automated clearing house (ACH) network, which none of its competitors does. While competitors such as Western Union and MoneyGram also offer ACH transactions, based on information published on their websites, they do not make funds available to recipients for 1-3 days. The Company’s proprietary risk management system enables it to process more than 95% of such transactions within minutes.

The Company supplementally advises the Staff that it is a “leader” in the online consumer-to-consumer international money transfer industry based in part on third party reviews of the Company’s offerings. A 2012 review of consumer-to-consumer international money transfer services by Consumer Reports concluded that the Company often has lower fees and more favorable exchange rates than its competitors, including Western Union and MoneyGram. In addition, a 2010 customer survey conducted by the Inter-American Dialogue showed that the Company ranked highest in customer satisfaction for value, transparency of fees and transparency of foreign exchange rates; was tied for highest satisfaction for inexpensiveness; and ranked second for ease of use.

The Company advises the Staff that it is a leader in the online consumer-to-consumer international money transfer industry because its revenue of $21.0 million for the second quarter of 2012 significantly exceeded the online consumer-to-consumer money transfer revenue of MoneyGram, and only trailed the online consumer-to-consumer money transfer revenue of Western Union by 36%.

The Company is supplementally providing the Staff with the materials to support the information above. To expedite the Staff’s review, the Company has marked the materials so that the Staff can easily locate and review the relevant data.

6.

Revise this section to present your market opportunity and your business history in a more balanced manner. For instance, you state that your business model is characterized by “predictable and recurring revenue” and go on to discuss your year over year increase in sending volume. Please balance this statement by also discussing your losses in the first quarters of 2011 and 2012 and in the full fiscal years ended 2011 and 2012 and the factors the led to those losses.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 2 and 5 of the Revised Registration Statement to present its market opportunity and business history in a more balanced manner. The Company included a discussion of its losses in 2011 and the first six months of 2011 and 2012 and the key factor that led to those losses, as well as additional details regarding risks affecting the Company.

7.	Please add a section discussing the fees that you charge to customers for the use of your services, including the fees that are charged for each different disbursement option. Please also provide a detailed description of your fees in your Business section that includes a complete description of the various types of fees charged.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 1-2 and 76 of the Revised Registration Statement to provide additional discussion surrounding the fees charged to its customers.

Our Competitive Strengths, page 3

8.	We note your disclosure that you provide locked-in foreign exchange rates. Please revise to state how these rates are calculated and how often they are updated.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 3 and 80 of the Revised Registration Statement to state how foreign exchange rates are calculated and how often they are updated.

The Offering, page 6

9.	Please revise to state how many shares of common stock will be subject to registration rights after the closing of the offering. Please also state how many shares are currently subject to the conversion of the preferred shares.

RESPONSE: In response to the Staff’s comment, the Company has revised page 6 of the Revised Registration Statement to refer investors to the relevant section of the Revised Registration Statement that contains information regarding the number of shares of common stock subject to registration rights following the closing of the offering and to state the number of shares subject to the conversion of the preferred shares.

10.	We note your disclosure on page 7 that you will conduct a reverse stock split. Please tell us your reason for conducting the split including whether you will need to conduct the stock split in order to have enough shares available to complete the offering.

RESPONSE: The Company supplementally advises the Staff that it is planning to conduct a reverse stock split to get its expected price range into an optimal price range to sell shares in its initial public offering. The Company will not know the exact ratio of the reverse stock split until it gets input from the underwriters of the offering on an expected valuation range, which the Company expects to receive when it is closer to commencing its roadshow. The Company further advises the Staff that it will have sufficient shares available to complete the offering whether or not a reverse stock split is effected prior to the initial public offering. As stated on page 113 of the Revised Registration Statement, upon completion of the offering, the Company’s authorized common stock will be 500,000,000 shares. As of June 30, 2012, prior to any reverse stock split and assuming conversion of the outstanding shares of preferred stock of the Company into shares of common stock on a one-for-one basis, there are 105,963,643 shares of common stock outstanding.

Risk Factors

We face payment and fraud risks that could harm our business…, page 17

11.	We note your disclosure that you often release funds for disbursement prior to receiving funds from your customers. Please tell us if you have any initial requirements or criteria that customers must meet in order to use your services, such as bank accounts or credit cards with certain pre-approved banks. Please add disclosure in your Prospectus Summary and Business sections to describe any such criteria.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 17-18 of the Revised Registration Statement to provide the requirements that a customer must satisfy in order to use its services. The Company also revised the Prospectus Summary on page 3 to reference such criteria and the Business section on page 83 to describe such criteria in more detail.

There are a number of risks associated with our international operations that could harm our business, page 26

12.	We note your disclosure on page 27 that new remittance rules are scheduled to take effect in February 2013. Please revise to include this discussion in a separate risk factor, and please describe the new rules and explain more thoroughly how they will affect you.

RESPONSE: In response to the Staff’s comment, the Company has included a new risk factor on page 36 of the Revised Registration Statement to describe the new remittance rules, and has made some deletions to the risk factors describing the Dodd-Frank Act in order to avoid duplication.

We are an “emerging growth company” and we cannot be certain…, page 31

13.	Revise this risk factor, or add a separate risk factor, that presents the risks from an investor’s point of view, of the reduced reporting obligations that you may employ based upon your standing as an emerging growth company. For example, please discuss the risks to investors from the lack of auditor attestation of your internal controls and the reduced information available in your proxies. Investors may be impacted not only as a result of market reaction to your status as an emerging growth company, but by the impact of the reduced disclosures and other protections that they will receive as a result of your status.

RESPONSE: In response to the Staff’s comment, the Company has revised page 31 of the Revised Registration Statement to present the risks of the Company being an Emerging Growth Company from an investor’s point of view.

Because our initial public offering price is substantially higher than the pro forma as adjusted net tangible book value per share of our outstanding common stock…, page 39

14.	Revise your disclosure to include the book value per share before and after the offering.

RESPONSE: In response to the Staff’s comment, the Company has revised page 40 of the Revised Registration Statement to include the pro forma net tangible book value per share before and after the offering.

Use of Proceeds, page 44

15.	We note your disclosure that you may use a portion of the net proceeds for acquisitions of complementary businesses, technologies or assets. Please expand your disclosure to describe the nature of the businesses to be sought and the assets to be purchased, if you have any specific plans to acquire any particular business or type of business. We also note that you have not entered into any agreements or commitments with respect to any specific acquisitions. Please revise to confirm whether you have any plans, arrangements or understandings to acquire any such businesses. Please refer to Instruction e to Item 504 of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company has revised page 44 of the Revised Registration Statement to confirm that it does not have any current plans, arrangements or understandings to acquire any particular business or type of business.

16.	We note your disclosure that prior to using the proceeds as disclosed, you plan to invest the net proceeds in short-term, investment-grade, interest-bearing securities. Please therefore revise this section to note that these investments will be made first, followed by the other stated uses of proceeds. Please also state the percentage of proceeds you anticipate will be invested in such short-term securities. Please refer to Instruction a to Item 504 of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company has revised page 44 of the Revised Registration Statement to reflect that investments in short-term, investment-grade, interest-bearing securities will be made first, followed by other stated uses of proceeds. The Company supplementally advises the Staff that it does not know the percentage of proceeds that will be invested in such short-term securities. The Company intends to make this determination following the completion of the offering based on the Company’s working capital requirements at such time.

Capitalization, page 45

17.

We note that your shares of preferred stock will be automatically converted into shares of common stock upon the completion of the offering. Please revise the prospectus to include a description of the conversion and state the reason for the conversion. We also note that on page 112 of the prospectus you state that the conversion will occur immediately prior to the closing of the offering. Please revise the prospectus be consistent in your description of the timing of the conversion.

RESPONSE: In response to the Staff’s comment, the Company has revised page 45 of the Revised Registration Statement to include a description of and reason for the automatic conversion from preferred stock to common stock.

In addition, the Company has revised page 45 of the Revised Registration Statement to clarify that the conversion will occur immediately prior to the closing of the offering, to be consistent with other disclosures regarding the timing of the conversion.

Non-GAAP Financial Measures, page 51

18.	Revise this section to explain to investors why management believes that excluding stock compensation from the adjusted EBITDA would help them better understand the company’s performance.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 10 and 51 of the Revised Registration Statement to explain to investors why management believes that excluding stock-based compensation from Adjusted EBITDA would help them better understand the Company’s performance.

19.	Provide the staff with your analysis supporting your conclusion that none of the expenses included in the “other (income) expense” adjustment would ultimately require cash settlement. Please refer to Item 10(e) and release 34-47226. Please further refer to compliance and disclosure interpretation 102.9. Alternatively, consider changing the name of the non-GAAP financial measure, since the adjustments are to net loss rather than to EBITDA.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 10 and 51 of the Revised Registration Statement to revise the adjusted EBITDA calculation to exclude other (income) expense from adjusted EBITDA.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

20.	In a number of your risk factors you indicate that you are dependent upon a number of key service providers, including banking operations in other countries as well as your access to the ACH. Consider providing additional disclosure on your key counterparties, including their identity and the average amount held by such counterparties during the relevant periods. Please also discuss the extent to which you monitor the financial health of your counterparties and any risk limitations you place on doing business with those counterparties.

RESPONSE: In response to the Staff’s comment, the Company advises the Staff that its key service providers are essentially in two categories – payment processors and disbursement partners. The payment processors manage the Company’s ACH and credit card processing and include two very large U.S.-based financial institutions. These processors do not “hold” funds for the Company and, as such, the Company believes the related risks are appropriately disclosed.

The Company’s disbursement partners are based in many jurisdictions, primarily overseas, and, in the majority of markets, the Company has a diversified group of partners such that it does not have significant exposure to, or substantial dependence on, one particular partner. The exception to this is in India where the Company’s sole disbursement partner is Punjab National Bank. The Company notes that this is a large, state-owned financial institution.

The Company supplementally advises the Staff that it monitors the financial health of these counterparties on an annual basis and more frequently if necessary. The Company generally reviews the counterparties’ financial statements before entering into a relationship with such party and requires that the party update such information at least on an annual basis.

In response to the Staff’s comment, the Company has added disclosure on page 63 of the Revised Registration Statement to discuss the relationships with these counterparties, naming Punjab National Bank as the Company is substantially dependent on it.

Key Metrics

Gross Sending Volume, page 53

21.	Please revise to disclose the percentage of GSV that does not ultimately get paid out to recipients due to customer cancellations, your risk management decisions or customer error.

RESPONSE: In response to the Staff’s comment, the Company has revised page 53 of the Revised Registration Statement to provide additional clarification surrounding the range of cancellation percentages the Company has experienced during the periods presented.

Active Customers, page 53

22.	Please clarify the percentage of your active customers who have had multiple transactions in each of the three periods described. Also, please indicate if you monitor the number of active customers in one period who cease to be active in the following period.

RESPONSE: In response to the Staff’s comment, the Company has revised page 53 of the Revised Registration Statement to amend the description surrounding the average number of transactions sent per active customer in a period.

The Company believes the amended description more accurately reflects how the Company measures its customer base. As the Company does not require its customers to sign a subscription agreement requiring a minimum number of transactions, individual customers’ transaction patterns may differ significantly. The Company uses a trailing twelve month period to broadly cover the differing patterns which in aggregate provide summary data helpful to understand trends in the Company’s business. In some circumstances, a customer who has not transacted for a trailing twelve month period may become active in a subsequent period and would not be counted as a new customer. As a result, the Company does not monitor the number of active customers in one period who cease to be active in the following period.

23.	Please clarify if a new customer with one transaction in a particular period would also show up as an “active customer” in the same period.

RESPONSE: In response to the Staff’s comment, the Company has revised page 53 of the Revised Registration Statement to clarify that a “new customer” with one transaction in a particular period would also be included as an “active customer” in the same period.

Results of Operations, page 55

24.	Please revise here and in your financial statements, as appropriate, to provide disaggregated disclosures of the components of revenues; costs of sales; marketing expenses; technology and development expense; customer and operations expense; general and administrative expenses and other income(expenses). Considering the numerous components that appear to be included in each of these line items, it does not appear possible to fully understand the relative contribution of each component to the respective aggregated totals. For example, we note that you experienced $5.4 million in transaction losses during 2011, but there is no particular discussion of this in your costs of revenue subsection.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 56-60 of the Revised Registration Statement to provide additional clarification. The Company has added the dollar amount of individual components as opposed to only increases and decreases such that an investor can better understand the relative contribution of each component of the Company’s financial statement captions. Specifically, the $5.4 million in transaction losses during 2011 is discussed on page 59 of the Revised Registration Statement. The Company respectfully advises the Staff that it does not believe such disaggregated disclosure is required in the Company’s financial statements.

25.	Please revise here and in your financial statements to provide a roll-forward of the provision for transaction losses.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 68 and F-9 of the Revised Registration Statement to include a roll-forward of the provision for transaction losses.

Three Months Ended March 31, 2011 and 2012, page 56

26.

Marketing expense, your largest operational expense line item, declined as a percentage of revenue from an average of around 30% over the other periods presented, to 25% in the Quarter ended March 31, 2012. Please tell us, with a view towards revised disclosure, the reason that this expense declined as a percentage of revenue. Please also explain whether this represents a change in strategy, or if management expects that marketing expenses will return to historical levels in future periods.

RESPONSE: The Company advises the Staff that, as stated in the table on page 56 of the Revised Registration Statement, for the six months ended June 30, 2011 and 2012 marketing expense as a percentage of revenue was 29% and 27%, respectively. The Company does not view this decline in marketing expense as a percentage of revenue as a known trend. The Company has revised page 54 of the Revised Registration Statement to explain that the Company views its marketing spending as a variable expense that the Company will increase or decrease in the future depending on the Company’s views of the effectiveness of marketing spending in driving additional revenue and net income to the Company’s results of operations in a given period or future periods.

Liquidity and Capital Resources, page 63

27.	On page 13, you disclose that your period end cash balances may not accurately reflect your average cash balance. Please provide revised disclosures that present your overall cash position. For example, consider providing the average, minimum and maximum cash positions during the relevant quarter. Consider the guidance provided in Release 33-9144.

RESPONSE: In response to the Staff’s comment, the Company has revised its disclosure on pages 63-64 of the Revised Registration Statement to provide more information on its fluctuating cash balances. The Company respectfully submits that this enhanced disclosure is reflective of the guidance provided in Release 33-9144 and is more meaningful to investors than an average, minimum and maximum discussion.

28.	We note your discussion of cash and cash equivalents and disbursement prefunding balances held at foreign institutions, which totaled $27.9 million at March 31, 2012, In order to provide additional granularity regarding the importance of these balances to your overall business plan and operations, please enhance the current disclosure by including a discussion of the relative portion of cash and cash equivalents and disbursement prefunding balances held at foreign institutions and domestic institutions, including their comparative balances for the financial statement periods presented. For example, we note that balances held at all institutions was approximately $40 million at March 31, 2012, which means that balances held at foreign institutions were approximately doubled those held domestically for these particular balance sheet accounts. In addition, please disclose the risks associated with balances held at foreign and domestic institutions and how management determines which institutions to do business with. Please also disclose the total uninsured balances held at all financial institutions and whether or not you have experienced any losses from balances held at any institution.

RESPONSE: In response to the Staff’s comment, the Company has amended the discussion on page 63 of the Revised Registration Statement to add discussion responding to the Staff’s comments and has added a table to present the foreign and domestic composition of the Company’s cash, cash equivalents and disbursement prefunding balances.

The Company supplementally advises the Staff that the Company does not monitor total uninsured balances held, but the Company’s institutional losses since inception have totaled less than $150,000.

Off-Balance Sheet Arrangements, page 66

29.	We note you disclose that you did not have any off-balance sheet arrangements for the periods under review. Note 6 on page F-15 includes a discussion of letters of credit. Please revise this section or advise why these are not considered off-balance sheet arrangements and include an appropriate financial statement footnote, if necessary. Please also consider whether any of the recent disclosures in Note 13 are off-balance sheet arrangements as of June 30, 2012 as well.

RESPONSE: In response to the Staff’s comment, the Company has revised page 66 of the Revised Registration Statement to include the letter of credit under “Off-Balance Sheet Arrangements.”

The Company supplementally advises the Staff that the letter of credit does not represent credit exposure to Xoom but to its bank, Silicon Valley Bank. The letter of credit is required by the Reserve Bank of India in order for the Company to conduct business in India. The letter of credit would be invoked to the extent the Company’s disbursement partner in India, Punjab National Bank, paid out monies on the Company’s behalf that the Company had not prefunded. However, the Company’s business practices require prefunding of funds to Punjab National Bank and, therefore, it is highly unlikely that the bank would ever be “out funds” and require the letter to be invoked. Based on this fact pattern, the Company does not believe incremental disclosure is required in its consolidated financial statements.

Stock Based Compensation, page 68

30.	Please revise to disclose how management determined the appropriateness of the weighting of the expected outcomes used to value issuances under the PWERM approach. Specifically address how the weightings considered the timing of your IPO. For instance, we note that as recently as May of 2012 you weighted an IPO scenario at 50%.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 72-73 of the Revised Registration Statement to provide additional clarification surrounding the weighting of the expected outcome of the IPO under the PWERM approach for the grants made in 2012.

31.

Please provide us a schedule of equity based compensation issued over the last 12 months, including the date of issuance, the number of and type of instrument issued, the date issued, the type of compensation for which the instrument was issued (goods or services) and the value assigned to it. Please be advised that we may not be able to fully consider your response and your accounting for stock based compensation until your IPO is priced.

RESPONSE: In response to the Staff’s comment, the Company has revised page 71 of the Revised Registration Statement to provide a schedule and discussion of equity-based compensation issued over the last twelve months, including the date of issuance, the number of and type of instrument issued, the type of compensation for which the instrument was issued (goods or services) and the value assigned to it. The Company acknowledges that the Staff may not be able to fully consider the Company’s response and accounting for stock-based compensation until the IPO price range is submitted to the Staff.

Quantitative and Qualitative Disclosure about Market Risk

Foreign Exchange Risk, page 72

32.	In a number of places in the forepart of the prospectus, including the risk factor on page 15, you indicate that your business is dependent upon foreign currency spreads and that you have a significant amount of unhedged foreign currency exposure. Please revise this section to provide one of the three presentations regarding your exposure to foreign exchange risk, as required by Item 305(a) of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 3 and 15 of the Revised Registration Statement to provide additional details to clarify foreign currency exposure. The Company supplementally advises the Staff that, in accordance with the revised disclosure on page 15 of the Revised Registration Statement, the Company does not have significant exposure to foreign currency risk as the Company purchases foreign currency each business day. As a result, the Company does not believe it is necessary to revise its MD&A presentation regarding its exposure to foreign exchange risk.

Business

Company Overview, page 74

33.	Revise to include the financial information about geographic areas required by Item 101(d) of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company respectfully submits that all of its revenues are derived in the United States and it has no long-lived assets overseas.

34.	Please revise to provide a discussion of the prefunding requirements of your partners. Include a clear discussion of what prefunding is and how it affects your business.

RESPONSE: In response to the Staff’s comment, the Company has revised page 79 of the Revised Registration Statement to include a discussion of the prefunding requirements of its partners.

Our Solutions, page 77

35.	Discuss any recourse that you have in the event that you pay out a fund transfer and then customer payments are not received, including reversals or fraud. Consider revisions to your risk factor disclosure based upon your response.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 18 and 78 of the Revised Registration Statement to discuss recourse that the Company may have in the event of a reversal.

Funding, page 77

36.	Revise to include a detailed discussion of your proprietary risk assessment tools. Include a description of the tools used and how such tools are monitored and operated.

RESPONSE: The Company has revised pages 3, 18, 78, 80 and 83-84 of the Revised Registration Statement, in an effort to make it clearer to investors that the Company is referring to that risk management system throughout the Revised Registration Statement and eliminated other terms previously used to refer to its risk management system. In addition, the Company advises the Staff that it has provided a description of its risk management system on pages 83-84 of the Registration Statement.

Regulation, page 83

37.	Revise this section to discuss, in greater detail, the reporting regime and regulatory environment that impacts your operations in India. On page 33, you disclose that you must prepare new reports as part of your regulatory compliance in India. Please discuss the nature of these reports and the extent to which the new reporting regime may impact your operations. Consider appropriate revisions to your management’s discussion and analysis section and risk factors based upon your response.

RESPONSE: In response to the Staff’s comment, the Company has revised page 85 of the Revised Registration Statement to include a more detailed discussion regarding the regulatory regime in India. In addition, the Company has revised page 33 of the Revised Registration Statement to include a more detailed discussion of the reports the Company is required to file in India.

Legal Proceedings, page 87

38.	Please revise your disclosure in the second paragraph of this section to include management’s determination that other than as disclosed, you are not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business. Please refer to Item 103 of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company has revised page 88 of the Revised Registration Statement to clarify that the Company is not a party to any material pending legal proceedings, other than as previously disclosed or routine litigation incidental to the business.

Compensation

Compensation of Named Executive Officers, page 95

39.	We note that Mr. Kunze’s base salary increased significantly from 2011 to 2012. Please tell us the reasons for this increase.

RESPONSE: In response to the Staff’s comment, the Company has revised page 96 of the Revised Registration Statement to describe the reasons that Mr. Kunze’s base salary increased from 2011 to 2012.

Employment Agreements and Termination of Employment Agreements, page 98

40.	We note that you have entered into employment agreements with each of the named executive officers, but that only the agreement with Mr. Kunze has been included on the exhibit index. Please file all management contracts or compensatory plans as exhibits to your registration statement. Please refer to Item 601(b)(10) of Regulation S-K.

RESPONSE: The Company advises the Staff that each of the named executive officers other than Mr. Kunze will enter into the form of Executive Agreement to be filed as Exhibit 10.6. There are no other management contracts or compensatory plans other than those currently listed on the exhibit index to the Revised Registration Statement.

Principal Stockholders, page 109

41.	We note that you have disclosed your beneficial ownership as of May 31, 2012. Please update your disclosure or explain why this is the most recent practicable date for such disclosure.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 110-112 of the Revised Registration Statement to disclose beneficial ownership as of June 30, 2012.

Description of Capital Stock, page 112

42.	You may not qualify your discussion by reference to your amended and restated articles and bylaws. Revise to state that all material terms have been discussed.

RESPONSE: In response to the Staff’s comment, the Company has revised page 113 of the Revised Registration Statement to remove the qualification to the Company’s amended and restated articles and bylaws.

Preferred Stock, page 112

43.	You have provided the amount of preferred stock outstanding as of March 31, 2011. Please update your disclosure to be current as of March 31, 2012.

RESPONSE: In response to the Staff’s comment, the Company has revised page 113 of the Revised Registration Statement to provide the amount of preferred stock outstanding as of June 30, 2012.

Registration Rights, page 113

44.	We note your disclosure that immediately prior to the offering, existing shareholders are entitled to rights with respect to registration of their shares. We note also that on page 119, you state that a demand for registration may not be made until 180 days after the completion of the offering. Please explain.

RESPONSE: In response to the Staff’s comment, the Company has revised page 114 of the Revised Registration Statement to indicate that the demand for registration may not be made until 180 days after the completion of the offering.

Underwriting, page 125

45.	We have noted that in your advertisements to the public and on your website, you claim to conduct business “in association with Barclays” and that you have an existing partnership with them. Please therefore revise your disclosure to identify the fact that you have a material relationship with Barclays and state the nature of the relationship or explain why the relationship is not material. Please refer to Item 508(a) of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 127-128 of the Revised Registration Statement to identify the fact that the Company has a relationship with Barclays, one of its underwriters, and to describe the nature of the relationship.

Consolidated Financial Statements, beginning on page F-1

46.	Please provide a signed audit report on your financial statements in the next amendment.

RESPONSE: In response to the Staff’s comment, the Company has provided a signed audit report on page F-2 of the Revised Registration Statement.

(2) Summary of Significant Accounting Policies, page F-8

(p) Disbursement Prefunding, page F-10

47.	Please revise your note to discuss whether or not you earn interest on these balances and the extent to which these are considered compensating balances. Please also compare and contrast any differences between restricted cash and any compensating balances and revise the relevant footnotes accordingly.

RESPONSE: In response to the Staff’s comment, the Company notes that these balances are not in the nature of compensating balances and the Company does not earn interest on these balances. These balances are deposits made by the Company to prefund its disbursement partners to facilitate the partners’ disbursement of funds to recipients on a timely basis. The balances are different from the restricted cash balances as those are legally restricted and cannot be used for the Company’s operations. There are no such restrictions on accounts at the Company’s disbursement partners and the Company can return funds to the United States at any time.

The Company has revised page F-11 of the Revised Registration Statement to indicate the Company does not earn interest on these balances and these amounts do not represent compensating balances. The Company has also revised page F-11 of the Revised Registration Statement to contrast the restricted cash balances with the disbursement prefunding balances.

(t) Website and Internal-Use Software Development Costs, page F-11

48.	Please revise to provide a more robust discussion of the nature of the costs capitalized to date. Also, revise the Business section to include a discussion of these activities.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 54 and F-12 of the Revised Registration Statement to provide additional discussion of the nature of these costs. The Company supplementally advises the Staff that the costs capitalized to date for website and internal-use software development have not been material and therefore no discussion of such costs was added to the Business section.

(3) Marketable Securities, page F-13

49.	Please revise to clarify the basis for classifying certificates of deposits as marketable securities.

RESPONSE: In response to the Staff’s comment, the Company has renamed the related financial statement caption from Marketable Securities to Short-Term Investments, which is more inclusive of certificates of deposit and has amended the accounting policy note to clarify that the accounting for the certificates of deposit is not subject to the guidance of ASC 320 Investments – Debt and Equity Securities.

50.	Please revise to identify in what countries you hold international government bonds. Quantify the amount of bonds by country of issuance.

RESPONSE: In response to the Staff’s comment, the Company has revised page F-14 of the Revised Registration Statement to provide more information on its international government bond holdings.

51.	Please revise to disclose the procedures management uses to validate the reasonableness of fair values obtained from third party pricing services.

RESPONSE: In response to the Staff’s comment, the Company has added incremental disclosure on page F-15 of the Revised Registration Statement to describe management’s procedures used to validate the reasonableness of fair values obtained from third party pricing services.

52.	Please revise to include the disclosure requirements of ASC 2011-04.

RESPONSE: In response to the Staff’s comment, the Company has revised page F-15 of the Revised Registration Statement to provide the additional requested disclosure.

Exhibits

53.	Your disclosure indicates that you are highly dependent upon a number of key suppliers or service providers, including your banking affiliates in the Philippines, India and other countries. For example, in your advertising to potential customers who may want to send money to the UK, you highlight that the transfers are conducted through Barclays. However, it does not appear that any of your contracts or arrangements are listed as exhibits to this registration statement. Please provide the staff with your analysis supporting your determination that each of these agreements with your key financial institution partners or other service providers, are not material contracts under Item 601(b)(1) of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company will file the Money Transfer Agreement between the Company’s subsidiary and Punjab National Bank as Exhibit 10.9 to the Revised Registration Statement. The Company supplementally advises the Staff that in countries where the Company has generated 10% or more of its revenue on an annual basis since 2009 the Company has relationships with multiple key financial institution partners or service providers. In the event an agreement with one of these parties is terminated, the Company believes that another existing financial institution partner or service provider could supply similar services on substantially similar terms. As such, the Company does not believe that it is substantially dependent on agreements with these parties. The Company supplementally advises the Staff that it does not believe that it is substantially dependent on agreements with parties in countries where the Company has generated less than 10% of revenue on an annual basis since 2009, including the UK where the Company’s transfers are conducted through Barclays, because such agreements do not generate or support the generation of a material amount of revenue.

If the Staff needs any additional information or has any further questions, please do not hesitate to contact the undersigned at (650) 752-3139.

Respectfully submitted,

/s/ Richard A. Kline

Richard A. Kline

Enclosures

cc:	John Kunze, President and Chief Executive Officer, Xoom Corporation
Christopher G. Ferro, General Counsel, Xoom Corporation
Anthony McCusker, Partner, Goodwin Procter LLP
Douglas D. Smith, Partner, Gibson, Dunn & Crutcher LLP
Stewart L. McDowell, Partner, Gibson, Dunn & Crutcher LLP